S000006325 [Member] Investment Strategy - TCW Concentrated Large Cap Growth Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in a concentrated portfolio of equity securities of large-capitalization companies (i.e., companies with market capitalizations, at the time of acquisition, within the capitalization range of the Russell 1000® Growth Index). As of December 31, 2025, the market capitalization of companies included in the Russell 1000® Growth Index was between $1.6 billion and $4.5 trillion. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stock; rights, warrants or options to purchase common or preferred stock; securities that may be converted into or exchanged for common or preferred stock, such as convertible preferred stock, convertible debt and Eurodollar convertible securities; equity securities of foreign companies listed on established exchanges, including NASDAQ; American Depositary Receipts (ADRs); equity securities of real estate investment trusts (“REITs”) and real estate companies; and other securities with equity characteristics. While the Fund invests primarily in equity securities of large-capitalization companies, it may also invest in equity securities of mid-capitalization companies.
The portfolio managers use a highly focused approach, which seeks to achieve superior long-term returns over a full market cycle by owning shares of companies that the portfolio managers believe to have strong and enduring business models and inherent advantages over their competitors. In selecting the Fund’s investments, the portfolio managers consider the extent to which businesses have leaders who prudently manage financially material risks to their business and demonstrate appropriate corporate governance in the management of their business. Fundamental research is used to identify these companies, as well as both qualitative and quantitative screening criteria to supplement the fundamental research.
Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio managers believe that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) another security may offer a better investment opportunity, (iv) an individual security has reached its sell target, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.